Stock Options (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Stock Options Tables
Assumptions

The Company estimated the grant date fair value of stock options using a Black-Scholes valuation model using the following weighted-average assumptions:

	Three Months Ended November 30,
	2020	2019
Expected dividend yield	–	–
Expected stock price volatility	89.44%	82.94 – 86.23%
Risk-free interest rate	0.19%	1.40 – 1.69%
Expected term (in years)(simplified method)	4.00	4.5 – 5.75
Exercise price	$3.42	$2.32 and $3.54
Weighted-average grant date fair-value	$2.16	$1.61 and $1.55

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes Model and the simplified method to estimate the expected term of “plain vanilla” options:

	Years Ended August 31,
	2020			2019
Expected dividend yield		–				–
Expected stock price volatility	82.94	–	99.44%		87.42	–	87.84%
Risk-free interest rate	0.08	–	1.69%				1.84%
Expected term (in years)	1.87	–	5.75		4.5	–	5.0
Exercise price	$2.32	–	8.00	$			3.54
Weighted-average grant date fair-value	$1.15	–	1.84		$2.35	–	2.43

Stock option activity

A summary of the Company’s stock option activity for the three months ended November 30, 2020 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2019	2,777,334	4.31
Grants	5,158,000	4.06
Forfeitures and cancellations	(130,600)	3.54
Outstanding at August 31, 2020	7,804,734	4.16
Grants	50,000	3.42
Forfeitures and cancellations	(37,500)	3.54
Outstanding at November 30, 2020	7,817,234	4.16	5.29 years	27,557,385
Exercisable at November 30, 2020	3,956,434	3.66	6.30 years	15,789,872

A summary of the Company’s stock option activity for the years ended August 31, 2020 and 2019 and related information follows:

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2018	1,291,334	5.22
Grants	1,506,000	3.54
Forfeitures and cancellations	(20,000)	4.87
Outstanding at August 31, 2019	2,777,334	4.31
Grants	5,158,000	4.06
Forfeitures and cancellations	(130,600)	3.54
Outstanding at August 31, 2020	7,804,734	4.16	5.54	3,030,518
Exercisable at August 31, 2020	3,853,734	3.64	6.54	1,526,908

Share-based compensation cost

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Statements of Operations for the three months ended November 30, 2020 and 2019:

	Three Months Ended November 30,
	2020	2019
Stock Compensation Expense:
SG&A	$1,533,824	$172,219
R&D	304,708	248,751
Total	$1,838,532	$420,970

The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Statements of Operations for the years ended August 31, 2020 and 2019:

	Year Ended August 31,
	2020	2019
Stock Compensation Expense:
SG&A	$3,788,538	$2,993,532
R&D	1,084,371	965,835
Total	$4,872,909	$3,959,367

Stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at November 30, 2020:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)

2.32	153,000	8.86	2.32	55,250	8.86	2.32
2.60	2,500,000	5.59	2.60	1,250,000	5.59	2.60
3.28	7,500	5.96	3.28	7,500	5.96	3.28
3.42	50,000	5.89	3.42	12,500	5.89	3.42
3.46	35,000	5.10	3.46	35,000	5.10	3.46
3.54	1,342,900	7.61	3.54	1,140,350	8.14	3.54
3.66	1,000,000	2.75	3.66	500,000	2.75	3.66
4.87	187,500	6.98	4.87	187,500	6.98	4.87
5.35	1,008,000	7.09	5.35	735,000	7.09	5.35
5.94	33,334	0.06	5.94	33,334	0.06	5.94
6.00	800,000	2.75	6.00	-	2.75	6.00
8.00	700,000	2.75	8.00	-	2.75	8.00
Total	7,817,234	5.29	4.16	3,956,434	6.30	3.66

The following table summarizes information about stock options outstanding and exercisable at August 31, 2020:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)
2.32	153,000	9.11	2.32	42,500	9.11	2.32
2.60	2,500,000	5.84	2.60	1,250,000	5.84	2.60
3.28	7,500	6.21	3.28	7,500	6.21	3.28
3.46	35,000	5.35	3.46	35,000	5.35	3.46
3.54	1,380,400	7.78	3.54	1,125,900	8.43	3.54
3.66	1,000,000	3.00	3.66	500,000	3.00	3.66
4.87	187,500	7.23	4.87	187,500	7.23	4.87
5.35	1,008,000	7.34	5.35	672,000	7.34	5.35
5.94	33,334	0.31	5.94	33,334	0.31	5.94
6.00	800,000	3.00	6.00	-	3.00	6.00
8.00	700,000	3.00	8.00	-	3.00	8.00
Total	7,804,734	5.54	4.16	3,853,734	6.54	3.64